Overview: Additional interest acquired (Details) - MXN ($) $ in Thousands		12 Months Ended
	May 25, 2018	Dec. 31, 2018
Business combinations
Consideration paid for the non-controlling interest		$ 213,469
Airplan
Business combinations
Consideration paid for the non-controlling interest	$ 213,469
Non-controlling interest	(327,003)
Difference recognized in stockholders' equity	$ (113,534)